Provision for decommissioning costs (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	$ 26,203
Current	1,696	$ 2,032
Onshore [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	493	447
Shallow Waters [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	7,266	6,253
Deep And Ultradeep Postsalt [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	12,071	10,873
Pre Salt [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	6,373	5,630
Provision Total [Member]
IfrsStatementLineItems [Line Items]
Provision for decommissioning costs	26,203	23,203
Non-current	$ 24,507	$ 21,171